Investment Strategy - Invesco Conservative Income Fund	Dec. 18, 2025
Invesco Conservative Income Fund (Class A, Class Y, Class R6)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests primarily in money market and fixed income securities.
The Fund invests in a diversified portfolio of short duration, investment grade money market and fixed income securities, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; (vi) domestic and foreign corporate debt obligations; (vii) sovereign debt and obligations of supra-national entities; and (viii) money market funds. Fixed income securities may include instruments with a fixed or floating rate of interest.
The Fund may invest in debt securities of foreign issuers denominated in U.S. dollars.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities or fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.
The Fund may purchase asset-backed securities.
The Fund may also invest in new debt offerings and securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended, which securities may be illiquid or thinly traded. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities.
The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund buys or sells a security with payment and delivery taking place in the future. The Fund may also engage in “to be announced” (TBA) transactions, which are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis.
The Fund can invest in derivative instruments including futures contracts and swap contracts.
The Fund can use futures contracts, including Treasury and interest rate futures, to increase or reduce its exposure to interest rate changes.
The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps, to create long or short exposure to corporate or sovereign debt securities.
The Fund will concentrate (i.e., invest more than 25% of its net assets) in the financial services sector.
The Fund will attempt to maintain a dollar-weighted average portfolio duration of less than one year.
The portfolio managers collaborate with teams of market-specific specialists to implement the Fund’s strategy. Although these specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and portfolio structure.
In general, the portfolio managers will look for attractive risk-reward opportunities and securities that best enable the Fund to achieve its objectives. Decisions to purchase or sell securities are primarily determined by relative value considerations along with economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may also be related to a decision to alter the Fund’s risk exposures (such as duration, yield curve positioning, and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

Invesco Conservative Income Fund (Institutional Class)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests primarily in money market and fixed income securities.
The Fund invests in a diversified portfolio of short duration, investment grade money market and fixed income securities, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; (vi) domestic and foreign corporate debt obligations; (vii) sovereign debt and obligations of supra-national entities; and (viii) money market funds. Fixed income securities may include instruments with a fixed or floating rate of interest.
The Fund may invest in debt securities of foreign issuers denominated in U.S. dollars.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities or fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.
The Fund may purchase asset-backed securities.
The Fund may also invest in new debt offerings and securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended, which securities may be illiquid or thinly traded. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities.
The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund buys or sells a security with payment and delivery taking place in the future. The Fund may also engage in “to be announced” (TBA) transactions, which are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis.
The Fund can invest in derivative instruments including futures contracts and swap contracts.
The Fund can use futures contracts, including Treasury and interest rate futures, to increase or reduce its exposure to interest rate changes.
The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps, to create long or short exposure to corporate or sovereign debt securities.
The Fund will concentrate (i.e., invest more than 25% of its net assets) in the financial services sector.
The Fund will attempt to maintain a dollar-weighted average portfolio duration of less than one year.
The portfolio managers collaborate with teams of market-specific specialists to implement the Fund’s strategy. Although these specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and portfolio structure.
In general, the portfolio managers will look for attractive risk-reward opportunities and securities that best enable the Fund to achieve its objectives. Decisions to purchase or sell securities are primarily determined by relative value considerations along with economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may also be related to a decision to alter the Fund’s risk exposures (such as duration, yield curve positioning, and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.